Columbia Adaptive Risk Allocation Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 8.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	21,618,299	211,210,776
Total Alternative Strategies Funds (Cost $220,251,468)		211,210,776

Common Stocks 5.8%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Providers & Services 0.0%
Chartwell Retirement Residences	24,400	264,161
Total Health Care		264,161
Real Estate 5.8%
Diversified REITs 0.4%
Activia Properties, Inc.	93	219,260
American Assets Trust, Inc.	5,200	141,700
Daiwa House REIT Investment Corp.	184	297,232
Empire State Realty Trust, Inc., Class A	108,800	1,173,952
GPT Group (The)	248,222	821,500
H&R Real Estate Investment Trust	30,400	237,533
Heiwa Real Estate REIT, Inc.	129	117,550
Hulic REIT, Inc.	101	97,667
Kenedix Office Investment	324	358,773
Merlin Properties Socimi SA	307,309	3,770,352
Mirvac Group	513,153	704,642
Mori Trust Sogo REIT, Inc.	174	78,965
NIPPON REIT Investment Corp.	36	80,271
Nomura Real Estate Master Fund, Inc.	428	433,487
Premier Investment Corp.	113	90,841
Sekisui House REIT, Inc.	297	170,988
Star Asia Investment Corp.	337	127,041
Stockland	311,742	1,052,785
Suntec Real Estate Investment Trust	180,100	169,916
Tokyu REIT, Inc.	90	93,649
United Urban Investment Corp.	220	216,785
Total		10,454,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care REITs 0.5%
Alexandria Real Estate Equities, Inc.(b)	13,224	1,581,194
CareTrust REIT, Inc.	11,000	328,680
Cofinimmo SA	4,026	274,918
Healthcare Realty Trust, Inc.	40,200	715,560
Healthpeak Properties, Inc.(b)	62,961	1,402,771
Medical Properties Trust, Inc.	47,300	212,850
National Health Investors, Inc.	5,200	423,436
Omega Healthcare Investors, Inc.	24,400	964,776
Parkway Life Real Estate Investment Trust	23,800	68,413
Sabra Health Care REIT, Inc.	19,200	327,168
Ventas, Inc.(b)	34,000	2,111,740
Welltower, Inc.(b)	49,480	5,971,246
Total		14,382,752
Hotel & Resort REITs 0.2%
Apple Hospitality REIT, Inc.	2,000	28,880
CapitaLand Ascott Trust	287,000	200,250
CDL Hospitality Trusts	90,700	64,983
DiamondRock Hospitality Co.	16,700	146,793
Hoshino Resorts REIT, Inc.	32	111,093
Host Hotels & Resorts, Inc.	124,200	2,198,340
Invincible Investment Corp.	592	262,245
Japan Hotel REIT Investment Corp.	430	220,625
Park Hotels & Resorts, Inc.	1,700	25,976
Ryman Hospitality Properties, Inc.	4,900	509,404
Sunstone Hotel Investors, Inc.	15,800	164,794
Xenia Hotels & Resorts, Inc.	12,200	173,728
Total		4,107,111
Industrial REITs 0.9%
CapitaLand Ascendas REIT	340,100	749,815
Dream Industrial Real Estate Investment Trust	16,400	165,990
EastGroup Properties, Inc.	3,700	689,680
ESR-LOGOS REIT	650,900	134,468
First Industrial Realty Trust, Inc.	39,935	2,265,513
Frasers Logistics & Commercial Trust(c)	411,400	343,313
GLP J-REIT	385	352,145
Goodman Group	183,150	4,131,836

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Goodman Property Trust	108,356	143,606
Granite Real Estate Investment Trust	6,800	386,258
Industrial & Infrastructure Fund Investment Corp.	191	162,626
Innovative Industrial Properties, Inc.	2,400	298,272
Japan Logistics Fund, Inc.	76	136,250
LaSalle Logiport REIT	177	177,596
LXP Industrial Trust	184,000	1,906,240
Mapletree Industrial Trust	201,900	377,469
Mapletree Logistics Trust	421,900	440,028
Mitsubishi Estate Logistics REIT Investment Corp.	48	124,362
Mitsui Fudosan Logistics Park, Inc.	43	129,390
Montea NV	15,515	1,353,328
Nippon Prologis REIT, Inc.	232	408,697
Prologis, Inc.(b)	54,927	7,020,769
STAG Industrial, Inc.	16,400	665,512
Total		22,563,163
Office REITs 0.2%
Allied Properties Real Estate Investment Trust	12,800	165,170
COPT Defense Properties	7,100	211,509
Cousins Properties, Inc.	50,000	1,425,500
Daiwa Office Investment Corp.	50	105,076
Dexus Property Group	123,347	599,494
Easterly Government Properties, Inc.	18,200	238,784
Global One Real Estate Investment Corp.	86	60,121
Hudson Pacific Properties, Inc.	14,300	73,645
Ichigo Office REIT Investment Corp.	103	60,086
Japan Excellent, Inc.	130	112,720
Japan Prime Realty Investment Corp.	69	155,672
Japan Real Estate Investment Corp.	133	534,352
Keppel REIT	288,800	194,709
Mori Hills REIT Investment Corp.	137	121,774
Nippon Building Fund, Inc.	121	542,976
ORIX JREIT, Inc.	193	200,464
Precinct Properties Group	354,332	296,605
Total		5,098,657
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 1.3%
Aeon Mall Co., Ltd.	10,500	147,972
Aroundtown SA(d)	65,726	167,193
Azrieli Group Ltd.	3,614	246,355
CapitaLand Investment Ltd.	255,200	530,133
Catena AB	52,057	2,884,366
City Developments Ltd.	41,300	165,388
Corem Property Group AB, Class B	586,529	564,810
CTP NV(c)	25,481	478,883
Dios Fastigheter AB	337,880	2,869,212
Fastighets AB Balder, Class B(d)	471,919	3,696,530
Grand City Properties SA(d)	219,573	3,016,960
Heiwa Real Estate Co., Ltd.	4,700	131,711
Hongkong Land Holdings Ltd.	89,000	333,946
Hulic Co., Ltd.	53,800	557,403
Hysan Development Co., Ltd.	62,000	99,688
Kennedy-Wilson Holdings, Inc.	12,000	133,440
Mitsubishi Estate Co., Ltd.	106,100	1,825,443
Mitsui Fudosan Co., Ltd.	259,100	2,806,572
New World Development Co., Ltd.	153,000	153,137
Nomura Real Estate Holdings, Inc.	7,900	227,568
Nyfosa AB	103,905	1,150,148
Pandox AB	7,687	147,479
Platzer Fastigheter Holding AB, Class B	140,350	1,399,703
PSP Swiss Property AG	11,718	1,700,495
Sagax AB, Class B	22,598	594,492
Sino Land Co., Ltd.	304,000	325,105
Sirius Real Estate Ltd.	740,849	954,054
Sumitomo Realty & Development Co., Ltd.	40,900	1,400,994
Sun Hung Kai Properties Ltd.	147,000	1,428,168
Swire Properties Ltd.	105,800	193,979
Swiss Prime Site AG	26,059	2,934,187
Tokyo Tatemono Co., Ltd.	14,600	243,915
UOL Group Ltd.	70,900	292,317
Wharf Real Estate Investment Co., Ltd.	151,000	438,478
Wihlborgs Fastigheter AB	73,849	774,855
Total		35,015,079
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.8%
Advance Residence Investment Corp.	126	285,517
AvalonBay Communities, Inc.(b)	12,380	2,794,537
Boardwalk Real Estate Investment Trust	2,600	166,497
Canadian Apartment Properties REIT	19,900	773,466
Care Property Invest NV	25,918	417,997
Comforia Residential REIT, Inc.	69	151,448
Daiwa Securities Living Investments Corp.	166	118,229
Equity LifeStyle Properties, Inc.(b)	35,700	2,595,747
Equity Residential(b)	60,000	4,492,800
Essex Property Trust, Inc.(b)	5,900	1,780,561
Independence Realty Trust, Inc.	22,900	475,862
Invitation Homes, Inc.(b)	106,820	3,935,249
Killam Apartment Real Estate Investment Trust	11,100	164,155
Nippon Accommodations Fund, Inc.	60	270,805
UDR, Inc.	50,754	2,259,061
Veris Residential, Inc.	7,400	129,796
Total		20,811,727
Retail REITs 0.9%
Acadia Realty Trust	9,000	202,590
AEON REIT Investment Corp.	137	125,840
Brixmor Property Group, Inc.	75,578	2,070,081
CapitaLand Mall Trust	494,100	802,820
Choice Properties Real Estate Investment Trust	28,700	313,908
Crombie Real Estate Investment Trust	9,900	108,135
First Capital Realty, Inc.	22,000	283,234
Fortune Real Estate Investment Trust	120,000	65,346
Frasers Centrepoint Trust	93,300	170,251
Frontier Real Estate Investment Corp.	40	117,293
Fukuoka REIT Corp.	62	62,990
Getty Realty Corp.	8,100	257,418
InvenTrust Properties Corp.	56,900	1,688,792
Japan Retail Fund Investment Corp.	704	445,148
Kimco Realty Corp.(b)	118,200	2,749,332
Kiwi Property Group Ltd.	219,516	132,551
Lendlease Global Commercial REIT	490,300	219,771
Link REIT (The)	256,300	1,204,487
Macerich Co. (The)	17,300	276,281
Mapletree Commercial Trust	271,300	284,795
Common Stocks (continued)
Issuer	Shares	Value ($)
Realty Income Corp.(b)	47,244	2,934,325
RioCan Real Estate Investment Trust	26,300	363,963
Scentre Group	554,817	1,285,567
Simon Property Group, Inc.(b)	34,927	5,845,033
SITE Centers Corp.	5,141	310,259
Smart Real Estate Investment Trust	14,300	271,007
Urban Edge Properties	11,500	243,225
Vicinity Ltd.	510,092	763,265
Total		23,597,707
Specialized REITs 0.6%
CubeSmart	18,100	938,123
Digital Realty Trust, Inc.(b)	14,800	2,243,828
EPR Properties	7,400	351,278
Equinix, Inc.(b)	3,980	3,320,753
Extra Space Storage, Inc.	9,225	1,632,825
Four Corners Property Trust, Inc.	10,100	286,335
Iron Mountain, Inc.(b)	25,100	2,842,826
Keppel DC REIT	103,500	168,971
National Storage REIT	173,590	282,752
Public Storage	11,200	3,849,664
SBA Communications Corp.(b)	3,200	725,312
Total		16,642,667
Total Real Estate		152,673,752
Total Common Stocks (Cost $137,140,563)		152,937,913

Foreign Government Obligations(e),(f) 8.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.4%
Canadian Government Bond
06/01/2034	3.000%	CAD	15,000,000	11,008,423
China 2.1%
China Development Bank
07/18/2032	2.960%	CNY	50,950,000	7,574,941
China Government Bond
05/15/2032	2.760%	CNY	52,400,000	7,733,017
05/25/2033	2.670%	CNY	47,130,000	6,917,285
05/25/2034	2.270%	CNY	75,000,000	10,677,508
04/15/2053	3.190%	CNY	56,000,000	9,248,864
10/15/2053	3.000%	CNY	75,000,000	12,018,772
Total				54,170,387

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2024 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 1.7%
French Republic Government Bond OAT(c),(g)
11/25/2030	0.000%	EUR	15,428,000	14,447,168
French Republic Government Bond OAT(c)
05/25/2033	3.000%	EUR	19,800,000	22,092,801
05/25/2036	1.250%	EUR	8,757,000	7,923,093
Total				44,463,062
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(c)
02/01/2037	4.000%	EUR	4,850,000	5,478,819
Japan 2.0%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	1,289,450,000	8,535,158
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	651,800,000	3,706,335
09/20/2041	0.500%	JPY	640,600,000	3,687,829
03/20/2042	0.800%	JPY	613,850,000	3,692,091
03/20/2043	1.100%	JPY	868,150,000	5,415,768
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	524,050,000	2,579,792
06/20/2051	0.700%	JPY	510,700,000	2,534,592
09/20/2051	0.700%	JPY	508,500,000	2,513,051
12/20/2051	0.700%	JPY	506,900,000	2,495,029
03/20/2052	1.000%	JPY	484,850,000	2,582,405
03/20/2053	1.400%	JPY	678,750,000	3,961,808
06/20/2054	2.200%	JPY	800,000,000	5,576,453
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	209,250,000	1,068,346
03/20/2064	2.200%	JPY	750,000,000	4,955,395
Total				53,304,052
Mexico 0.5%
Mexican Bonos
11/23/2034	7.750%	MXN	290,000,000	12,916,396
South Korea 0.9%
Korea Treasury Bond
06/10/2033	3.250%	KRW	30,000,000,000	22,833,866
Spain 0.2%
Spain Government Bond(c)
04/30/2033	3.150%	EUR	4,660,000	5,218,462
Sweden 0.6%
Sweden Government Bond
03/30/2039	3.500%	SEK	141,500,000	15,986,652
Total Foreign Government Obligations (Cost $244,766,137)				225,380,119

Inflation-Indexed Bonds(e) 13.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.3%
Australia Government Bond(c)
11/21/2027	0.750%	AUD	2,481,833	1,652,812
08/21/2040	1.250%	AUD	1,167,257	717,444
Australia Government Index-Linked Bond(c)
09/20/2025	3.000%	AUD	7,383,542	5,085,735
Total				7,455,991
Canada 0.7%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	6,987,246	6,123,368
12/01/2036	3.000%	CAD	12,186,158	10,523,919
12/01/2041	2.000%	CAD	3,652,721	2,837,942
Total				19,485,229
France 1.3%
France Government Bond OAT(c)
07/25/2032	3.150%	EUR	11,998,266	15,540,651
French Republic Government Bond OAT(c)
07/25/2036	0.100%	EUR	8,724,516	8,612,711
07/25/2040	1.800%	EUR	7,386,412	8,900,491
Total				33,053,853
Germany 0.5%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(c)
04/15/2030	0.500%	EUR	12,259,724	13,553,432
Italy 0.7%
Italy Buoni Poliennali Del Tesoro(c)
09/15/2026	3.100%	EUR	2,652,628	3,039,782
05/15/2028	1.300%	EUR	9,709,130	10,691,546
09/15/2035	2.350%	EUR	4,746,940	5,503,501
Total				19,234,829
Japan 0.3%
Japanese Government CPI-Linked Bond
03/10/2029	0.100%	JPY	893,407,650	6,450,329
03/10/2033	0.005%	JPY	227,594,400	1,644,539
Total				8,094,868
New Zealand 0.1%
New Zealand Government Inflation-Linked Bond(c)
09/20/2030	3.000%	NZD	6,080,330	3,968,408
Sweden 0.3%
Sweden Inflation-Linked Bond(c)
06/01/2032	0.125%	SEK	49,516,397	4,670,111
06/01/2039	0.125%	SEK	24,368,380	2,197,229
Total				6,867,340
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2024 (Unaudited)
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 3.6%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2029	0.125%	GBP	16,091,393	20,969,771
03/22/2034	0.750%	GBP	11,913,549	15,881,906
11/22/2037	1.125%	GBP	10,233,119	13,954,143
03/22/2044	0.125%	GBP	11,973,262	12,760,710
11/22/2047	0.750%	GBP	6,151,101	7,254,647
03/22/2050	0.500%	GBP	4,927,101	5,321,232
03/22/2052	0.250%	GBP	5,163,071	5,101,679
11/22/2056	0.125%	GBP	7,454,942	6,831,073
11/22/2065	0.125%	GBP	5,130,350	4,344,232
03/22/2068	0.125%	GBP	2,963,865	2,468,004
Total				94,887,397
United States 5.7%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		17,492,575	16,838,653
01/15/2028	0.500%		20,069,218	19,230,388
01/15/2029	0.875%		22,326,463	21,568,584
07/15/2029	0.250%		12,912,277	12,118,374
07/15/2030	0.125%		19,512,633	17,927,993
04/15/2032	3.375%		20,000,774	22,345,396
02/15/2042	0.750%		12,943,047	10,535,439
02/15/2043	0.625%		4,439,726	3,472,698
02/15/2045	0.750%		9,856,848	7,704,513
02/15/2048	1.000%		7,813,626	6,260,363
02/15/2050	0.250%		10,692,587	6,896,301
02/15/2053	1.500%		4,016,258	3,543,563
Total				148,442,265
Total Inflation-Indexed Bonds (Cost $414,179,045)				355,043,612

Residential Mortgage-Backed Securities - Agency 4.9%

Government National Mortgage Association TBA(h)
09/23/2054	3.000%		15,250,000	13,807,513
09/23/2054	3.500%		12,150,000	11,315,083
09/23/2054	4.000%		7,820,000	7,475,088
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(h)
09/19/2039	2.500%	8,148,328	7,563,896
09/19/2039- 09/16/2054	3.000%	37,900,000	33,893,589
09/16/2054	3.500%	23,700,000	21,817,732
09/16/2054	4.000%	19,440,000	18,445,884
09/16/2054	4.500%	14,330,000	13,939,390
Total Residential Mortgage-Backed Securities - Agency (Cost $128,182,971)			128,258,175

U.S. Treasury Obligations 12.3%

U.S. Treasury
04/30/2029	2.875%	25,526,000	24,566,781
05/31/2030	3.750%	41,720,000	41,654,813
06/30/2030	3.750%	30,914,000	30,853,621
08/15/2030	0.625%	22,479,000	18,734,842
02/15/2031	1.125%	20,693,000	17,592,283
08/15/2031	1.250%	19,572,000	16,516,933
11/15/2031	1.375%	18,966,000	16,055,904
05/15/2033	3.375%	113,380,000	109,092,819
05/15/2034	4.375%	47,000,000	48,703,750
Total U.S. Treasury Obligations (Cost $336,487,952)			323,771,746

Money Market Funds 46.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(a),(i)	1,215,707,469	1,215,464,328
Total Money Market Funds (Cost $1,215,410,168)		1,215,464,328
Total Investments in Securities (Cost: $2,696,418,304)		2,612,066,669
Other Assets & Liabilities, Net		10,001,304
Net Assets		2,622,067,973
At August 31, 2024, securities and/or cash totaling $163,067,266 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
42,565,000 AUD	28,042,844 USD	Barclays	09/25/2024	—	(782,472)
1,657,990 USD	1,298,000 GBP	Barclays	09/25/2024	47,009	—
131,261 USD	2,489,000 MXN	Barclays	09/25/2024	—	(5,291)
43,084,000 CAD	31,429,364 USD	Citi	09/25/2024	—	(561,804)
413,387,164 CNY	57,988,324 USD	HSBC	09/25/2024	—	(503,343)
142,429,265 GBP	181,815,942 USD	HSBC	09/25/2024	—	(5,273,301)
29,232,000,000 KRW	21,258,090 USD	HSBC	09/25/2024	—	(634,368)

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,215,000 NZD	4,341,761 USD	HSBC	09/25/2024	—	(168,999)
310,137,000 SEK	29,585,817 USD	HSBC	09/25/2024	—	(651,292)
5,282,000 SGD	4,001,643 USD	HSBC	09/25/2024	—	(51,199)
14,335,000 AUD	9,730,463 USD	HSBC	09/26/2024	22,457	—
4,398,000 CHF	5,232,613 USD	HSBC	09/26/2024	45,362	—
29,337,000 HKD	3,764,640 USD	HSBC	09/26/2024	—	(1,189)
1,017,000 NZD	634,076 USD	HSBC	09/26/2024	—	(1,746)
52,997,000 DKK	7,777,692 USD	Morgan Stanley	09/25/2024	—	(85,376)
14,776,678,988 JPY	101,589,001 USD	Morgan Stanley	09/25/2024	201,257	—
262,356,000 MXN	13,672,574 USD	Morgan Stanley	09/25/2024	394,598	—
4,269,781 USD	33,249,000 HKD	Morgan Stanley	09/25/2024	—	(1,976)
57,213,808 USD	8,322,063,000 JPY	Morgan Stanley	09/25/2024	—	(113,346)
13,870,000 ZAR	755,594 USD	Morgan Stanley	09/25/2024	—	(21,019)
4,704,000 CAD	3,498,590 USD	Morgan Stanley	09/26/2024	5,617	—
10,652,000 EUR	11,909,562 USD	Morgan Stanley	09/26/2024	122,968	—
992,000 GBP	1,313,187 USD	Morgan Stanley	09/26/2024	10,124	—
2,194,670,000 JPY	15,263,291 USD	Morgan Stanley	09/26/2024	202,737	—
146,026,000 SEK	14,363,604 USD	Morgan Stanley	09/26/2024	125,906	—
170,410,288 EUR	186,548,807 USD	State Street	09/25/2024	—	(2,004,042)
60,215,000 HKD	7,736,642 USD	State Street	09/25/2024	7,513	—
6,748,000 SGD	5,187,180 USD	State Street	09/26/2024	9,172	—
20,112,000 NOK	1,859,003 USD	UBS	09/25/2024	—	(38,200)
104,232,209 USD	1,127,657,000 NOK	UBS	09/25/2024	2,141,816	—
66,046,000 CHF	76,874,281 USD	Wells Fargo	09/25/2024	—	(1,014,950)
3,028,000 EUR	3,368,682 USD	Wells Fargo	09/25/2024	18,309	—
350,000 EUR	383,380 USD	Wells Fargo	09/25/2024	—	(3,883)
1,080,000 GBP	1,383,692 USD	Wells Fargo	09/25/2024	—	(34,952)
1,057,670,000 JPY	7,259,914 USD	Wells Fargo	09/25/2024	2,885	—
2,787,724 USD	4,155,000 AUD	Wells Fargo	09/25/2024	26,071	—
Total				3,383,801	(11,952,748)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	418	12/2024	CAD	51,439,080	—	(249,699)
Euro-Bobl	34	12/2024	EUR	4,044,640	—	(48)
Euro-BTP	94	12/2024	EUR	11,169,080	5,062	—
Euro-Bund	156	12/2024	EUR	20,810,400	4,953	—
Euro-Buxl 30-Year	63	12/2024	EUR	8,482,320	—	(12,624)
Euro-OAT	216	12/2024	EUR	27,241,920	2,082	—
Japanese 10-Year Government Bond	35	09/2024	JPY	5,065,200,000	483,983	—
Long Gilt	483	12/2024	GBP	47,672,100	—	(483,910)
MSCI EAFE Index	1,681	09/2024	USD	206,636,925	9,685,754	—
MSCI Emerging Markets Index	1,695	09/2024	USD	93,225,000	1,042,662	—
S&P 500 Index E-mini	2,677	09/2024	USD	757,724,850	19,385,316	—
S&P/TSX 60 Index	124	09/2024	CAD	34,767,120	1,578,516	—
U.S. Treasury 10-Year Note	1,793	12/2024	USD	203,617,563	—	(1,345,845)
U.S. Treasury Ultra 10-Year Note	1,294	12/2024	USD	151,964,125	—	(679,705)
Total					32,188,328	(2,771,831)

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2024 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(34)	09/2024	AUD	(3,963,578)	—	(90,408)
FTSE 100 Index	(243)	09/2024	GBP	(20,381,625)	—	(614,118)
SPI 200 Index	(201)	09/2024	AUD	(40,446,225)	—	(1,101,635)
U.S. Treasury 5-Year Note	(135)	12/2024	USD	(14,768,789)	12,413	—
Total					12,413	(1,806,161)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 41	Morgan Stanley	06/20/2029	1.000	Quarterly	1.625	USD	213,327,000	1,261,125	—	—	1,261,125	—
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	3.233	USD	363,166,000	6,323,847	—	—	6,323,847	—
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.496	USD	202,918,000	804,006	—	—	804,006	—
Total								8,388,978	—	—	8,388,978	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR, SONIA, ESTR, STIBOR or SARON less spreads of 40-1230 bps on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR, SONIA, or ESTR plus a spread of 0-45 bps on long CFDs	Monthly	Goldman Sachs International	09/01/2027	USD	98,885,813	175,246	273,069	448,315	—
The following table represents the contracts for differences underlying the swap arrangement as of August 31, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
British Land Co. PLC (The)	87,293	451,501	21,306	4.8
Broadstone Net Lease, Inc.	107,900	1,879,618	94,952	21.2
Fonciere Des Regions	14,330	769,268	28,384	6.3
Land Securities Group PLC	68,608	555,567	14,019	3.1
LondonMetric Property PLC	1,517,804	3,991,561	101,832	22.7
Picton Property Income Ltd.	323,777	306,299	11,527	2.6
Health Care REITs
Assura PLC	396,243	214,114	3,122	0.7
Primary Health Properties PLC	835,852	1,043,766	25,960	5.8
Target Healthcare REIT PLC	946,819	1,025,232	13,017	2.9

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2024 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Hotel & Resort REITs
Apple Hospitality REIT, Inc.	154,800	2,211,734	23,578	5.3
Host Hotels & Resorts, Inc.	49,708	816,702	63,129	14.1
Park Hotels & Resorts, Inc.	19,000	271,700	18,620	4.2
Industrial REITs
Americold Realty Trust, Inc.	62,100	1,751,220	49,680	11.1
ARGAN SA	36,293	3,006,872	50,815	11.3
Tritax Big Box REIT PLC	694,920	1,469,458	23,537	5.3
Office REITs
BXP, Inc.	26,900	1,873,047	150,371	33.5
Gecina SA	22,126	2,313,881	117,531	26.2
Kilroy Realty Corp.	8,200	275,520	21,894	4.9
Workspace Group PLC	223,035	1,771,670	36,411	8.1
Real Estate Management & Development
Grainger PLC	76,541	239,560	1,188	0.3
LEG Immobilien AG	6,554	626,567	6,352	1.4
TAG Immobilien AG	165,127	2,609,311	104,300	23.3
Residential REITs
Unite Group PLC (The)	303,108	3,732,367	94,037	21.0
Retail REITs
Agree Realty Corp.	8,900	637,685	12,104	2.7
Carmila SA	6,133	112,661	615	0.1
Kite Realty Group Trust	22,400	560,224	23,968	5.3
Klepierre	81,076	2,377,245	42,984	9.6
NNN REIT, Inc.	14,800	670,440	25,012	5.6
Retail Opportunity Investments Corp.	11,000	167,530	660	0.1
Supermarket Income REIT PLC	492,145	475,699	4,659	1.0
Unibail-Rodamco-Westfield	30,535	2,273,825	167,879	37.4
Specialized REITs
Big Yellow Group PLC	54,700	897,828	11,130	2.5
Equinix, Inc.	6,400	5,288,719	51,185	11.4
VICI Properties, Inc.	147,000	4,668,720	252,840	56.4
Total		51,337,111	1,668,598

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
Federal Realty Investment Trust	(5,656)	(639,863)	(10,577)	(2.4)
ICADE	(41,915)	(942,906)	5,876	1.3
WP Carey, Inc.	(5,300)	(301,570)	(16,536)	(3.7)
Health Care REITs
Aedifica SA	(951)	(64,337)	179	—
Hotel & Resort REITs
RLJ Lodging Trust	(210,400)	(1,949,007)	(49,793)	(11.1)
Industrial REITs
Lineage, Inc.	(6,800)	(573,376)	2,856	0.6
Segro PLC	(150,944)	(1,733,856)	(3,968)	(0.9)
Terreno Realty Corp	(14,300)	(968,654)	(18,618)	(4.2)
Warehouses De Pauw CVA	(17,773)	(482,119)	6,435	1.4
Office REITs
Derwent London PLC	(82,559)	(2,440,696)	(92,106)	(20.5)
Douglas Emmett, Inc.	(54,300)	(813,957)	(54,843)	(12.2)
Great Portland Estates PLC	(122,874)	(547,249)	4,237	0.9
Inmobiliaria Colonial Socimi SA	(353,938)	(2,126,456)	(88,908)	(19.8)
JBG Smith Properties	(55,100)	(929,537)	(29,203)	(6.5)
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2024 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Paramount Group, Inc.	(178,300)	(850,491)	(49,924)	(11.1)
Real Estate Management & Development
Allreal Holding AG	(22,251)	(4,010,154)	(208,492)	(46.5)
Atrium Ljungberg AB	(46,694)	(1,010,041)	(58,233)	(13.0)
Castellum AB	(44,978)	(575,859)	(39,197)	(8.7)
Cibus Nordic Real Estate AB	(39,656)	(626,609)	(14,050)	(3.1)
Citycon OYJ	(194,961)	(871,593)	(5,157)	(1.2)
Fabege AB	(171,663)	(1,471,458)	(50,944)	(11.4)
Hufvudstaden AB	(147,352)	(1,801,988)	(166,598)	(37.2)
Kojamo OYJ	(77,646)	(782,180)	(30,942)	(6.9)
Mobimo Holding AG	(3,694)	(1,134,987)	(36,160)	(8.1)
Peach Property Group AG	(27,619)	(248,246)	12,235	2.7
VGP NV	(22,043)	(2,392,281)	130,111	29.0
Vonovia SE	(78,454)	(2,610,609)	(101,167)	(22.6)
Wallenstam AB	(493,302)	(2,499,177)	(89,159)	(19.9)
Residential REITs
American Homes 4 Rent, Class A	(23,600)	(903,408)	(35,164)	(7.8)
Camden Property Trust	(3,200)	(383,392)	(17,248)	(3.8)
Retail REITs
Mercialys SA	(35,643)	(462,314)	6,482	1.4
Phillips Edison & Co., Inc.	(29,800)	(1,042,106)	(59,302)	(13.2)
Regency Centers Corp.	(4,300)	(301,043)	(11,524)	(2.6)
Shaftesbury Capital PLC	(989,847)	(1,870,281)	(47,121)	(10.5)
Specialized REITs
American Tower Corp.	(4,000)	(872,240)	(24,000)	(5.4)
Gaming and Leisure Properties, Inc.	(18,305)	(901,704)	(50,522)	(11.3)
National Storage Affiliates Trust	(23,700)	(1,012,938)	(94,800)	(21.1)
Safestore Holdings PLC	(91,789)	(989,861)	(59,691)	(13.3)
Shurgard Self Storage Ltd.	(56,556)	(2,442,129)	(47,816)	(10.7)
Total		(46,580,672)	(1,493,352)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35-58 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	08/06/2025	USD	10,194,208	280,896	(11,242)	269,654	—
The following table represents the contracts for differences underlying the swap arrangement as of August 31, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	63,700	1,908,495	124,172	46.0
Industrial REITs
Rexford Industrial Realty, Inc.	16,800	845,208	10,248	3.8
Office REITs
Highwoods Properties, Inc.	8,400	268,464	2,184	0.8
Vornado Realty Trust	51,100	1,626,002	130,305	48.3

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2024 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Specialized REITs
Public Storage	7,100	2,252,333	188,079	69.7
Total		6,900,502	454,988

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(152,300)	(1,934,516)	(91,074)	(33.8)
Office REITs
SL Green Realty Corp.	(9,400)	(598,874)	(27,542)	(10.2)
Retail REITs
Tanger, Inc.	(26,800)	(760,316)	(55,476)	(20.6)
Total		(3,293,706)	(174,092)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs) and accrued income on long CFDs	Depreciation on underlying CFDs and OBFR or SONIA plus a spread of 38.5-46.5 basis points on long CFDs	Monthly	UBS	11/03/2026	USD	3,026,040	125,236	(31,681)	93,555	—
The following table represents the contracts for differences underlying the swap arrangement as of August 31, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Industrial REITs
Prologis, Inc.	11,600	1,447,332	35,380	37.8
Retail REITs
Hammerson PLC	663,394	244,041	3,216	3.4
Specialized REITs
Extra Space Storage, Inc.	8,000	1,329,360	86,640	92.6
Total		3,020,733	125,236

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	5.330%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	3.507%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	3.287%
ESTR	Euro Short Term Rate	3.664%
OBFR	Overnight Bank Funding Rate	5.320%
SARON	Swiss Average Rate Overnight	1.215%
SOFR	Secured Overnight Financing Rate	5.330%
SONIA	Sterling Overnight Index Average	4.950%
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	210,958,482	85,225,553	(73,285,356)	(11,687,903)	211,210,776	—	(2,285,356)	—	21,618,299
Columbia Short-Term Cash Fund, 5.521%
	1,090,947,206	1,016,087,351	(891,589,352)	19,123	1,215,464,328	—	(13,204)	15,654,931	1,215,707,469
Total	1,301,905,688			(11,668,780)	1,426,675,104	—	(2,298,560)	15,654,931

(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $235,003,789, which represents 8.96% of total net assets.

(d)	Non-income producing investment.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Adaptive Risk Allocation Fund  | 2024

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1QT214_05_P01_(10/24)